DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) ₽ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2022 RUB (₽)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Mar. 03, 2020
Effect of the changes made to the comparative periods
Discount rate for computing present value of the liability component (as a percent)		3.059%
Convertible debt		₽ 522	$ 7.4	₽ 85,835
Deferred tax liabilities		5,473	77.8	2,989
Additional paid-in capital		119,464	1,698.4	112,942	₽ 160,857
Retained earnings		₽ 173,697	$ 2,469.5	₽ 131,488	145,789
As previously reported
Effect of the changes made to the comparative periods
Additional paid-in capital					160,762
Retained earnings					₽ 146,988
0.75% convertible senior notes
Effect of the changes made to the comparative periods
Interest rate (as a percent)		0.75%	0.75%	0.75%		0.75%
ASU 2020-06
Effect of the changes made to the comparative periods
Derecognition of additional paid in capital	₽ 8,573
Convertible debt	6,404
Retained earnings	2,511
Deferred tax liabilities, wrote off	(342)
Change in deferred tax asset valuation allowance	1,330
ASU 2020-06 | Adjustments from Adoption
Effect of the changes made to the comparative periods
Convertible debt				₽ 6,404
Deferred tax liabilities				(342)
Additional paid-in capital				(8,573)
Retained earnings				₽ 2,511
ASU 2020-06 | Adjusted Balance
Effect of the changes made to the comparative periods
Convertible debt	92,239
Deferred tax liabilities	2,647
Additional paid-in capital	104,369
Retained earnings	₽ 133,999